Document and Entity Information	Jan. 22, 2022
Cover [Abstract]
Entity Registrant Name	Howard Bancorp Inc
Amendment Flag	false
Entity Central Index Key	0001390162
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 22, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-35489
Entity Tax Identification Number	20-3735949
Entity Address, Address Line One	3301 Boston Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21224
City Area Code	(410)
Local Phone Number	750-0020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HBMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false